INVENTORIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories Explanatory [Abstract]
Ore stockpile	$ 19,972	$ 0
Rough diamonds	45,999	0
Supplies inventory	16,202	11,730
Total	$ 82,173	$ 11,730